Restructuring and Other Charges - Summary of Restructuring Liability included in Accrued Payroll and Related Expenses (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Accrued restructuring, Beginning Balance	$ 4,162
Accrued restructuring, Ending Balance	1,622
Employee-Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring, Beginning Balance	0
Expense incurred	6,319
Payments	(4,752)
Accrued restructuring, Ending Balance	$ 1,567